Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Changes in Carrying Amount of Goodwill [Abstract]
Beginning of year	$ 2,213,460	$ 1,734,958	$ 2,213,460
Acquisition (Note 10)
End of period	$ 2,213,460	$ 1,734,958	$ 2,213,460